Derivative financial instruments	12 Months Ended
Dec. 31, 2012
Derivative financial instruments
Derivative financial instruments

26    Derivative financial instruments

Risk management policy

          Vale considers that the effective management of risks is a key objective to support its growth strategy, strategic planning and financial flexibility. Therefore, Vale has developed its risk management strategy in order to provide an integrated approach of the risks the Company is exposed to. Vale evaluates not only the impact of market risk factors in the business results (market risk), but also the risk arising from third party obligations with Vale (credit risk), those inherent to inadequate or failed internal processes, people, systems or external events (operational risk), those arising from liquidity risk, among others.

          The Board of Directors established the corporate risk management policy in order to support the growth strategy, strategic planning and business continuity of the Company, strengthening its capital structure and asset management, ensure flexibility and consistency on the financial management and strengthen corporate governance practices.

          The corporate risk management policy determines that Vale measures and monitors its corporate risk on a consolidated approach in order to guarantee that the overall risk level of the Company remains aligned with the guidelines defined by the Board of Directors and the Executive Board.

          The Executive Risk Management Committee, created by the Board of Directors, is responsible for supporting the Executive Board in the risk analysis and for issuing opinion regarding the Company's risk management. It's also responsible for the supervision and revision of the principles and instruments of corporate risk management.

          The Executive Board is responsible for the approval of the policy deployment into norms, rules and responsibilities and for reporting to the Board of Directors about such procedures.

          The risk management norms and instructions complement the corporate risk management policy and define practices, processes, controls, roles and responsibilities in the Company regarding risk management.

          The Company may, when necessary, allocate specific risk limits to management activities, including but not limited to, market risk limit, corporate and sovereign credit limit, in accordance with the acceptable corporate risk limit.

Market Risk Management

          Vale is exposed to the various market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of risk factors and their correlations is performed periodically to support the decision making process and the growth strategy of the Company, ensure its financial flexibility and monitor the volatility of future cash flows.

          When necessary, market risk mitigation strategies are evaluated and implemented in line with these objectives. Some strategies may incorporate financial instruments, including derivatives. The portfolios of the financial instruments are monitored on a monthly basis, enabling financial results surveillance and its impact on cash flow, and ensuring strategies adherence to the proposed objectives.

          Considering the nature of Vale's business and operations, the main market risk factors which the Company is exposed to are:

    •
    Interest rates;

    •
    Foreign exchange;

    •
    Product prices and input costs.

Foreign exchange rate and interest rate risk

          Vale's cash flows are exposed to volatility of several currencies. While most of the product prices are indexed to US dollars, most of the costs, disbursements and investments are indexed to currencies other than the US dollar, primarily the Brazilian real and the Canadian dollar.

          Derivative instruments may be used to mitigate Vale's potential cash flow volatility arising from its currency mismatch.

          For hedging revenues, costs, expenses and investment cash flows, the main risk mitigation strategies used are currency forward transactions and swaps.

          Vale implemented hedge transactions to protect its cash flow from market risks that arises from its debt obligations—mainly currency volatility. We use swap transactions to convert debt linked to Brazilian real into US dollar that have similar—or sometimes shorter—settlement dates than the final maturity of the debt instruments. Their notional amounts are similar to the principal and interest payments, subjected to liquidity market conditions.

          Swaps with shorter settlement dates are renegotiated through time so that their final maturity matches—or becomes closer—to the debts` final maturity. At each settlement date, the results of the swap transactions partially offset the impact of the foreign exchange rate in Vale's obligations, contributing to stabilize the cash disbursements in US dollar.

          In the event of an appreciation (depreciation) of the Brazilian real against the US dollar, the negative (positive) impact on Brazilian real denominated debt obligations (interest and/or principal payment) measured in US dollars will be partially offset by a positive (negative) effect from a swap transaction, regardless of the US dollar / Brazilian real exchange rate in the payment date. The same rationale applies to debt denominated in other currencies and their respective swaps.

          Vale is also exposed to interest rate risks on loans and financings. Its floating rate debt consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, the US dollar floating rate debt is subject to changes in the LIBOR (London Interbank Offer Rate in US dollar). To mitigate the impact of the interest rate volatility on its cash flows, Vale considers the natural hedges resulting from the correlation of commodities prices and US dollar floating rates. If such natural hedges are not present, Vale may search for the same effect by using financial instruments.

Product price and Input Cost risk

          Vale is also exposed to several market risks associated with commodities prices volatility. In line with the risk management policy, risk mitigation strategies involving commodities can also be used to adjust its risk profile and reduce the volatility of cash flow. In these cases, the mitigation strategies used are primarily forward transactions, futures contracts or zero-cost collars.

Embedded derivatives

          The cash flow of the Company is also exposed to market risks associated with contracts that contain embedded derivatives or behave as derivatives. The derivatives may be embedded in, but are not limited to, commercial contracts, purchase agreements, leases, bonds, insurance policies and loans.

          Vale's wholly-owned subsidiary Vale Canada Ltd has nickel concentrate and raw materials purchase agreements, in which there are provisions based on the movement of nickel and copper prices. These provisions are considered embedded derivatives.

Hedge Accounting

          The Accounting for Derivative Financial Instruments and Hedging Activities Standard determines that all derivatives, whether designated in hedging relationships or not, are required to be recorded in the balance sheet at fair value and the gain or loss in fair value is included in current earnings, unless if qualified as hedge accounting. A derivative must be designated in a hedging relationship in order to qualify for hedge accounting. These requirements include a determination of what portions of hedges are deemed to be effective versus ineffective. In general, a hedging relationship is effective when a change in the fair value of the derivative is offset by an equal and opposite change in the fair value of the underlying hedged item. In accordance with these requirements, effectiveness tests are performed in order to assess effectiveness and quantify ineffectiveness for all designated hedges.

          At December 31, 2012, Vale had outstanding positions designated as cash flow hedge. A cash flow hedge is a hedge of the exposure to variability in expected future cash flows that is attributable to a particular risk, such as a forecasted purchase or sale. If a derivative is designated as cash flow hedge, the effective portion of the changes in the fair value of the derivative is recorded in other comprehensive income and recognized in earnings when the hedged item affects earnings. However, the ineffective portion of changes in the fair value of the derivatives designated as hedges is recognized in earnings. If a portion of a derivative contract is excluded for purposes of effectiveness testing, the value of such excluded portion is included in earnings.

	Assets				Liabilities
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term	Short-term	Long-term
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	249	1	410	60	340	700	49	590
EuroBond Swap	–	39	–	–	4	18	4	32
Pre Dollar Swap	16	–	19	–	–	63	–	41
Treasury future	–	–	–	–	–	–	5	–

	265	40	429	60	344	781	58	663
Commodities price risk
Nickel
Fixed price program	–	–	1	–	2	–	1	–
Bunker Oil	–	–	4	–	–	–	–	–

	–	–	5	–	2	–	1	–
Embedded derivatives:
Gas	–	–	–	–	–	2	–	–

	–	–	–	–	–	2	–	–
Derivatives designated as hedge
Bunker Oil	–	–	–	–	1	–	–	–
Strategic Nickel	13	–	161	–	–	–	–	–
Foreign exchange cash flow hedge	3	5	–	–	–	–	14	–

	16	5	161	–	1	–	14	–

Total	281	45	595	60	347	783	73	663

	Gain or (loss) recognized as financial income (expense)			Financial settlement (Inflows)/ Outflows			Gain or (loss) recognized in OCI
	Year ended as of December 31,			Year ended as of December 31,			Year ended as of December 31,
	2012	2011	2010	2012	2011	2010	2012	2011	2010
Derivatives not designated as hedge
Foreign exchange and interest rate risk
CDI & TJLP vs. USD fixed and floating rate swap	(315)	(92)	451	(325)	(337)	(956)	–	–	–
EURO floating rate vs. USD floating rate swap	–	–	(1)	–	–	1	–	–	–
USD floating rate vs. fixed USD rate swap	–	–	(2)	–	4	3	–	–	–
EuroBond Swap	50	(30)	(5)	4	1	(1)	–	–	–
Pre Dollar Swap	(7)	(23)	4	(19)	(1)	(2)	–	–	–
Swap USD fixed rate vs. CDI	–	69	–	–	(68)	–	–	–	–
South African Rande Forward	–	(8)	–	–	8	–	–	–	–
AUD floating rate vs. fixed USD rate swap	–	–	3	–	(2)	(9)	–	–	–
Treasury Future	9	(12)	–	(3)	6	–	–	–	–
Swap Convertibles	–	–	37	–	–	(37)	–	–	–

	(263)	(96)	487	(343)	(389)	(1,001)	–	–	–
Commodities price risk
Nickel
Fixed price program	(1)	39	4	2	(41)	(7)	–	–	–
Strategic program	–	15	(87)	–	–	105	–	–	–
Copper	–	1	–	–	–	–	–	–	–
Aluminum	–	–	–	–	7	16	–	–	–
Bunker Oil	1	37	4	(5)	(48)	(34)	–	–	–
Coal	–	–	(4)	–	2	3	–	–	–
Maritime Freight Protection Program	–	–	(5)	–	2	(24)	–	–	–

	–	92	(88)	(3)	(78)	59	–	–	–
Embedded derivatives:
Gas	(2)	–	–	–	–	–	–	–	–
Energy—Aluminum options	–	(7)	(51)	–	–	–	–	–	–

	(2)	(7)	(51)	–	–	–	–	–	–
Derivatives designated as hedge
Bunker Oil	–	–	–	(1)	–	47	(1)	–	–
Aluminum	–	–	–	–	–	–	–	4	31
Strategic Nickel	172	49	(1)	(172)	(48)	–	(149)	211	(52)
Foreign exchange cash flow hedge	(27)	37	284	26	(50)	(330)	29	(60)	(5)

	145	86	283	(147)	(98)	(283)	(121)	155	(26)

Total	(120)	75	631	(493)	(565)	(1,225)	(121)	155	(26)

          Unrealized gains (losses) in the period are included in our income statement under the gains (losses) on derivatives, net.

          Final maturity dates for the above instruments are as follows:

Interest rates / Currencies	January 2023
Gas	April 2016
Nickel	April 2013
Copper	April 2013